SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is December 29, 2021.

For certain MFS® Funds:

Effective immediately, the following footnote is added to Class 529A, Class 529B, and Class 529C shares in the "Ticker Symbol" table:
  1 On December 8, 2021, the Board of Trustees of the Fund approved the termination of Class 529A, Class 529B, and Class 529C shares of the Fund effective on or about June 9, 2022.

1047353            1                            MULTI-SAI-SUP-I-122921